Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2023 CAD ($)	Nov. 30, 2022 CAD ($)
Operating activities
Net loss for the year	$ (30,449)	$ (13,200)
Adjustments for items not involving cash:
Depreciation	202	210
Accretion	35	19
Financing costs	1,266	1,748
Share of loss on investment in joint venture	40	59
Adjustments for share-based payments	3,287	2,392
Unrealized loss on long-term investments	180	0
Loss (gain) on loan modification	422	(834)
Share of loss in associate	116	0
Gain on government loan forgiveness	0	(10)
Deferred income tax expense (recovery)	4,900	(1,220)
Impairment of exploration and evaluation assets	1,809	0
Recovery on the receipt of mineral property option payments	(2,696)	(1,379)
Foreign exchange loss	52	474
Net changes in non-cash working capital items:
Inventory	(37)	0
Other receivables	(220)	(334)
Prepaid expenses and deposits	(940)	54
Accounts payable and accrued liabilities	37	729
Incomes taxes payable	7	0
Withholdings taxes payable	89	156
Due to related parties	68	150
Cash used in operating activities	(21,832)	(10,986)
Investing activities
Investment in exploration and evaluation assets	(501)	(110)
Purchase of securities	(1,903)	(6,200)
Construction of camp structures	(1,175)	0
Investment in joint venture	(42)	(78)
Purchase of equipment	(170)	(35)
Reclamation deposit	30	0
Cash used in investing activities	(3,761)	(6,423)
Financing activities
Net proceeds from At-the-Market offering	22,199	17,992
Net proceeds from US GoldMining IPO	24,145	0
Proceeds from US GoldMining warrant exercises	4,523	0
Proceeds from common shares issued upon exercise of options	2,188	1,087
Open market purchases of US GoldMining shares	(3,403)	0
Payment of lease liabilities	(106)	(109)
Transaction costs on modification of margin loan	(73)	(203)
Cash generated from financing activities	38,994	13,910
Effect of exchange rate changes on cash	(19)	166
Net increase (decrease) in cash and cash equivalents and restricted cash	13,382	(3,333)
Beginning of year	8,325	11,658
End of year	21,707	8,325
Government loan [member]
Financing activities
Principal repayment	0	(30)
Margin loan facility [member]
Adjustments for items not involving cash:
Foreign exchange loss	52	474
Financing activities
Principal repayment	(9,595)	(3,696)
Interest paid	$ (884)	$ (1,131)